Related Parties - Disclosure of Directors’ Renumeration (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Executive directors
Disclosure of transactions between related parties [line items]
Salaries	R 28	R 39
Retirement contributions	4	4
Bonuses	27	25
Exercise/settlement of share options	36	87
Key management personnel compensation	95	155
Non-executive directors
Disclosure of transactions between related parties [line items]
Directors' fees	R 18	R 17